PROSPECTUS SUPPLEMENT

April 25, 2025

for

Guardian Investor Group Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 1998 for Guardian Investor Group Variable Annuity variable annuity contracts (the “Contracts”) issued through The Guardian Separate Account D (the “Separate Account”).

The information below regarding your allocation options replaces the chart of variable investment options in your prospectus, as amended, in the section entitled “Your Allocation Options — The Variable Investment Options.”

The following is a list of Funds currently available under your contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: https://Guardianlife.onlineprospectus.net/Guardianlife/investorgroup/?ctype=supplement. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-800-830-4147 or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2024

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) AllianceBernstein, L.P.	1.16%	5.96%	8.77%	9.45%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.76%	29.50%	10.88%	10.30%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	4.92%	2.09%	4.83%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.	Fidelity VIP Equity-Income Portfolio (Service Class) Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.57%	15.24%	9.97%	9.11%

			As of December 31, 2024

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)[1] Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	4.84%	2.17%	1.44%
Seeks to provide capital growth.	Fidelity VIP Growth Opportunities Portfolio (Service Class) Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.67%	38.76%	18.64%	18.10%
Seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio (Service Class) Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.67%	17.35%	11.23%	9.10%
The Fund seeks capital appreciation.	Guardian All Cap Core VIP Fund Park Avenue Institutional Advisers LLC Massachusetts Financial Services Company	0.82%	20.10%	0.00%	0.00%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.89%	13.81%	0.00%	0.00%
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.52%	1.48%	0.00%	0.00%
[1]	There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

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			As of December 31, 2024

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.63%	10.07%	0.00%	0.00%
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.85%	25.85%	13.51%	0.00%
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	28.84%	15.50%	0.00%
The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.48%	4.72%	0.00%	0.00%
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.89%	19.73%	0.00%	0.00%
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government/Credit VIP Fund formerly Guardian U.S. Government Securities VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.74%	1.73%	-0.06%	0.00%
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Invesco Advisers, Inc.	0.85%	34.89%	15.85%	14.16%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series I) Invesco Advisers, Inc.	0.57%	12.12%	8.38%	7.36%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.72%	15.61%	9.88%	12.40%

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			As of December 31, 2024

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.58%	28.47%	15.40%	15.65%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.72%	23.58%	12.35%	10.55%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.67%	35.31%	16.79%	14.53%
Seeks capital appreciation.	MFS® Growth Series (Initial Class) Massachusetts Financial Services Company	0.72%	31.47%	14.74%	15.11%
Seeks capital appreciation.	MFS® New Discovery Series (Initial Class) Massachusetts Financial Services Company	0.87%	6.72%	4.96%	9.19%
Seeks total return.	MFS® Total Return Series (Initial Class) Massachusetts Financial Services Company	0.61%	7.75%	6.16%	6.46%
Seeks long-term capital growth.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	0.87%	5.40%	4.60%	4.08%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	24.96%	14.39%	12.88%
Seeks to provide current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc.	0.89%	8.42%	3.59%	5.32%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	5.50%	5.31%	6.23%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	11.82%	1.16%	6.64%

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			As of December 31, 2024

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	5.24%	0.12%	3.39%

Except as set forth herein, all other provisions of the prospectus and supplement noted above shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

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